Fixed Assets	3 Months Ended
Mar. 31, 2023
Fixed Assets
Fixed Assets

6. Fixed Assets

6.1 Intangible assets

During the three months ended March 31, 2023, the Group acquired intangible assets of EUR 134k (three months ended March 31, 2022: EUR 448k). Acquired intangibles mainly related to licenses, software and prepayments made to acquire those.

6.2 Property, plant and equipment

During the three months ended March 31, 2023, the increase in property, plant and equipment was attributable to the purchase of technical equipment and machines and other equipment of EUR 3,206k (March 31, 2022: EUR 1,551k) as well as additional amounts recognized as construction in progress of EUR 12,631k (March 31, 2022: EUR 20,533k) primarily related to the Company-owned GMP IV facility EUR 11,845k.